DISCONTINUED OPERATIONS (Details Narrative) ¥ in Thousands	3 Months Ended
Dec. 31, 2022 JPY (¥)
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations for impairment	¥ 258,760
Partially offset by deferred tax benefit	¥ 59,408